Capital - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Share Capital [Line Items]
Repurchase of shares authorized value		$ 1,000
Other financial liabilities	[1]	$ 88	$ 507	[2]
Pre-defined share repurchase program with broker [member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities			$ 400
NCIB [member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares		10,000,000

[1]	Includes lease liabilities of $58 million (2023 - $56 million).
[2]	Included a commitment of up to $400 million related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period (see note 15).